Goodwill, Long-lived Asset and Intangibles - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 455,181	$ 456,826
Accumulated amortization	(156,123)	(122,024)
Total intangibles, net	299,058	334,802
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 237,856	239,773
Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years
Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life	20 years
Transportation agreements
Finite-Lived Intangible Assets [Line Items]
Useful life	30 years
Intangible assets	$ 59,933	59,933
Trademarks, patents and other
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 157,392	$ 157,120
Trademarks, patents and other | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years
Trademarks, patents and other | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life	20 years